Deferred Tax	12 Months Ended
Mar. 31, 2026
Deferred Tax [Abstract]
DEFERRED TAX

NOTE 14 — DEFERRED TAX

The followings presented the category of deferred tax assets recognized by the Company and movements thereon:

	Accelerated/ (decelerated) Depreciation allowance	Expected credit losses	Total
	US$	US$	US$
As of April 1, 2024	(16,283)	(1,684)	(17,967)
Deferred tax (credit)/expense	(14,696)	33	(14,663)
Exchange adjustments	(219)	(10)	(229)
As of March 31, 2025	(31,198)	(1,661)	(32,859)
Deferred tax (credit)/expense	(15,344)	(302)	(15,646)
Exchange adjustments	415	17	432
As of March 31, 2026	(46,127)	(1,946)	(48,073)

Deferred tax assets are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled.